Liberty Vision, Inc.

 2530 Meridian Parkway, Unit 200

 Durham, NC 27713

U.S. Securities & Exchange Commission                                                December 1, 2011

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:       Mr. Matthew Crispino, Staff Attorney

Re:        Liberty Vision, Inc.

              Registration Statement on Form S-1

              Filed November 3, 2011

              File No. 333-173456

Dear Mr. Crispino

Further to your letter dated November 22, 2011 concerning the deficiencies in our registration statement on Form S-1, we provide the following responses:

Selected Financial Data

Balance Sheet Data, page 8

1.       The amounts presented for total assets and total liabilities as of August 31, 2011 do not appear to tie to the similarly captioned items in your balance sheet as of the same date on page F-2. Please advise or revise. In addition, the amount presented for working capital as of August 31, 2011 ($35,572) in the table does not match the amount of working capital ($2,076) discussed in the sentence below the table. Please revise accordingly.

We have revised the aforementioned amounts accordingly.

Results of operations for the year ended February 28, 2011 compared to the period from inception (September 29, 2009) to February 28, 2010, page 23

2.       We note your revised disclosures in response to prior comment 2. Please expand your disclosures to explain the nature of the loss on foreign subsidiary. In addition, please explain why the full amount of your computer equipment at February 28, 2011 is included in your reconciling items.

We have disclosed a breakdown of the loss on foreign subsidiary.

The full amount of the computer equipment was deducted as allowed for tax purposes ($3,518), but no depreciation was deducted for book purposes as the equipment was purchased near the end of the accounting period.

Executive Compensation, page 35

3.       We note your expanded disclosures on page 36 in response to prior comment 7. Your disclosures indicate that a portion of the consulting services provided by your CFO have been reported as cost of revenues. The amounts contained in your consulting line items in your statements of operations on page F-17 would indicate that all of the consulting services have been reported as cost of revenues. Please advise or revise.

A table provided on page 37 explains in detail allocation of the consulting fees provided by the company’s CEO and CFO as reported on our statement of operations.

Consulting fees of $14,000 for the year ended February 28, 2011 (February 28, 2010: $8,000) disclosed on page F-17 as part of our operating expenses represent consulting fees provided to the company by its CEO.

A portion of the company’s CFO consulting fees of $14,000 for the year ended February 28, 2011 was disclosed as cost of revenues. All consulting fees of $8,000 provided by the company’s CFO during the period ended February 28, 2010 were reported as cost of revenues.

Notes to Consolidated Financial Statements – August 31, 2011 and 2010

4. We have reviewed your response to prior comment 5. Please disclose your use of a full valuation allowance and provide the applicable interim income tax disclosures. Refer to FASB ASC 740-270-45-1 through 45-8.

            We have provided the required disclosure.

Notes to Consolidated Financial Statements – February 28, 2011 and 2010

Note 1 – Organization and Operations, page F-20

5.  We repeat prior comment 8 to provide clarifying disclosure as to the business purpose of your United States-based entity. In this regard, we note you disclose in a risk factor on page 12 that all of your directors and all of your executive officers reside outside the United States.

We have expanded our disclosure as to the business purpose of the company. Liberty Vision Inc. was incorporated under the laws of the State of Nevada, which allow foreign ownership. A corporation formed under the laws of the State of Nevada is allowed to conduct business in the state of Nevada, other states and internationally. Liberty Vision Inc. is in good standing with the State of Nevada as of August 31, 2011 and as of today.

Note 2 – Summary of Significant Accounting Policies

Foreign currency transactions, page F-22

6.   We note that you have revised your geographic information in response to prior comment 11. Your current disclosures indicate that all of your revenues for the years ended February 28, 2011 and 2010 were generated in the United States. Your prior disclosures indicated that a significant amount of your customers were located outside the United States, specifically, Canada, Europe, and Russia. Please provide clarifying disclosure that not all of your customers are located in the United States. Similarly, provide clarifying disclosure in your interim footnotes on page F-9, if true, for the interim period.

       We have provided the clarifying disclosure.

Note 6 – Income Tax, page F-29

7.   We have reviewed your response and revisions to prior comment 11. Please address the following items:

·   We note your revised disclosures in response to prior bullet 1. Please provide an additional table to show the components of income before income tax expense. The total of this amount should tie to the similar referenced amount in your statements of operations. Refer to Rule 4-08(h)(1)(i) of Regulation S-X.

            We have provided the required table.

·   Your response to prior bullet 2 indicates that all of your revenues for 2011 and 2010 were generated by U.S. domestic operations. Please explain in greater detail how you made this determination. That is, we note your revised disclosures on page F-20 indicate that your operations from inception to January 2011 were conducted by your Directors and in January 2011, you hired two full-time designers in Toronto, Canada. We also note your risk factor on page 12 indicates that all of your directors and executive officers reside outside the United States.

The following factors were considered:

Our company is involved in the sale of intangible property (computer generated codes) designed for each individual customer. Sales of intangible property or services are sourced 100% to the location of the income-producing activity, which is determined, based on where the greatest costs of performance are incurred. In our case the greatest costs such as business license fees, consulting fees (cost of revenues), office rent and supplies, phone etc. were incurred in the State of Nevada. Our directors and executive officers negotiated sales and generated computer codes in Carson City, NV. Designers work remotely on the servers located in the United States and use development software rented from the US based entity.

In addition, an explanatory note to Rule 4-08(h)(1) of Regulation S-X was taken into consideration. In particular it says that “.... For purposes of this rule, foreign income (loss) is defined as income (loss) generated from a registrant's foreign operations, i.e., operations that are located outside of the registrant's home country.”

The company has no permanent establishments (offices, warehouses, etc.) outside of the United States and conduct operations from its office in the United States.

·   Your response to prior bullet 3 is unclear to us. In consideration that you disclose that your principal executive offices are located in Durham, NC and your revised table on page F-23 indicates that all of your revenues for the years ended February 28, 2011 and February 28, 2010 were generated in the United States, please tell us how you determined that you did not incur any state income taxes. In addition, please tell us how you determined that you did not incur any foreign taxes. In this regard, we note your reconciling item in the table on page F-29, Loss on foreign subsidiary of $21,238 for the year ended February 28, 2011 in addition to the items noted in the 2nd bullet above.

State Income Taxes

The company moved its office from Carson City, NV to Durham, NC subsequent to February 28, 2011. The State of Nevada does not have corporate income tax. As such, the company was not liable for the Nevada State income tax for the years ended February 28, 2011 and 2010.

Foreign Income Taxes

We have relied upon professional advice in determination of the foreign tax liability. The company is not subject to foreign tax liability in accordance with provisions of the treaties between the United States and Canada, UK and Russia.

For example, in accordance with an Article 6. (1) of the Income Tax Convention with the Russian Federation (source IRS: http://www.irs.gov/businesses/international/article/0,,id=169607,00.html)”... the business profits of a resident of  a Contracting State shall be taxable only in that State unless the resident carries on or has carried on business in the other Contracting State through a permanent establishment situated therein.”(The term “Contracting State” means the United States of America or the Russian Federation (Article 3 (1)(a).)

As per Article 4(1)”... the term “resident of a Contracting State” means any person who, under the laws of that State, is liable to tax therein by reason of his domicile, residence, citizenship, place of incorporation, or any other criterion of a similar nature.”

Liberty Vision Inc. is a resident of the United States of America by reason of place of incorporation (State of Nevada) in accordance with provisions of this convention and therefore shall be taxable only in the US.  The company has no permanent establishments (offices, warehouses, etc.) abroad and conduct operations from its office in the United States.

In accordance with an Article 2 (1) (a)”...The taxes to which this convention shall apply are: (a) in the United States of America: the federal income taxes imposed by the Internal Revenue Code (but excluding the accumulated earnings tax, the personal holding company tax, and social security taxes) and the excise tax imposed with respect to the investment income of private foundations (hereafter referred to as United States tax). Liberty Vision Inc, paid to the United States Treasury Federal income tax (subject of these treaties) for total taxable income generated during the years ended February 28, 2011 and 2010.

Our Canadian Subsidiary was incorporated, as disclosed in our financial statements, to facilitate payroll transactions and to remit all applicable payroll taxes. No revenues were generated by our subsidiary during the years ended February 28, 2011 and 2010.

We have added to the Note 6 additional disclosure addressing future income tax examinations for U.S. federal income taxes, for non-U.S. income taxes and for state and local income taxes to address potential outcome of these examinations.

·   We note your revised disclosures in response to prior bullet 5. Please clarify your disclosure on page F-29 to indicate if your cash balances are maintained in the United States or in Canada.

We have provided the required disclosure.

Sincerely,

/s/ Oleg Gabidulin

Oleg Gabidulin

Liberty Vision, Inc., CEO